Subsidiary guarantee information - Balance sheet related (Details 3) - CHF (SFr) SFr in Millions		Jun. 30, 2019		Mar. 31, 2019	Dec. 31, 2018		Jun. 30, 2018		Mar. 31, 2018	Dec. 31, 2017
Assets
Cash and Cash Equivalents, at Carrying Value		SFr 92,489	[1]	SFr 94,762	SFr 100,047	[1]	SFr 112,513	[1]		SFr 109,815	[1]
Interest-bearing deposits with banks		909		963	1,142
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		113,466		116,151	117,095
Securities received as collateral		45,378		49,472	41,696
Trading assets		145,613		144,922	133,635
Investment securities		1,398		1,716	1,479
Other investments		4,986		4,839	4,890
Net loans		293,797		292,970	287,581
Goodwill		4,731		4,807	4,766
Other intangible assets		216		224	219
Brokerage receivables		41,654		42,309	38,907
Other assets		39,579		40,501	37,459
Total assets		784,216		793,636	768,916
Liabilities and equity
Due to banks		18,498		18,780	15,220
Customer deposits		364,302		367,147	363,925
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		19,582		20,617	24,623
Obligation to return securities received as collateral		45,378		49,472	41,696
Trading liabilities		43,356		39,536	42,169
Short-term borrowings		26,139		26,557	21,926
Long-term debt		157,955		160,261	154,308
Brokerage payables		35,120		37,942	30,923
Other liabilities		29,958		29,393	30,107
Total liabilities		740,288		749,705	724,897
Total shareholders' equity		43,673		43,825	43,922
Noncontrolling interests		255		106	97
Total equity		43,928		43,931	44,019		43,609		SFr 42,697	42,189
Total liabilities and equity		784,216		SFr 793,636	768,916
Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value		451			409		611			(211)
Interest-bearing deposits with banks		(425)			(430)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0			0
Securities received as collateral		0			0
Trading assets		(145)			(224)
Investment securities		(27,779)			(23,454)
Other investments		(48,882)			(47,964)
Net loans		(6,484)			(5,294)
Goodwill		706			710
Other intangible assets		0			0
Brokerage receivables		0			0
Other assets		1,865			239
Total assets		(80,693)			(76,008)
Liabilities and equity
Due to banks		(1,763)			(1,364)
Customer deposits		(1,254)			(1,338)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(109)			0
Obligation to return securities received as collateral		0			0
Trading liabilities		(14)			(2)
Short-term borrowings		(489)			(493)
Long-term debt		(31,275)			(26,237)
Brokerage payables		0			0
Other liabilities		130			(677)
Total liabilities		(34,774)			(30,111)
Total shareholders' equity		(45,322)			(45,296)
Noncontrolling interests		(597)			(601)
Total equity		(45,919)			(45,897)
Total liabilities and equity		(80,693)			(76,008)
Group parent company
Assets
Cash and Cash Equivalents, at Carrying Value		264			324		266			516
Interest-bearing deposits with banks		493			498
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0			0
Securities received as collateral		0			0
Trading assets		0			0
Investment securities		27,781			23,456
Other investments		48,922			48,030
Net loans		0			0
Goodwill		0			0
Other intangible assets		0			0
Brokerage receivables		0			0
Other assets		621			547
Total assets		78,081			72,855
Liabilities and equity
Due to banks		1,769			1,364
Customer deposits		0			0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0			0
Obligation to return securities received as collateral		0			0
Trading liabilities		0			0
Short-term borrowings		0			0
Long-term debt		32,212			27,112
Brokerage payables		0			0
Other liabilities		427			457
Total liabilities		34,408			28,933
Total shareholders' equity		43,673			43,922
Noncontrolling interests		0			0
Total equity		43,673			43,922
Total liabilities and equity		78,081			72,855
Bank
Assets
Cash and Cash Equivalents, at Carrying Value	[2]	91,774			99,314		111,636			109,510
Interest-bearing deposits with banks		841			1,074
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		113,466			117,095
Securities received as collateral		45,378			41,696
Trading assets		145,758			133,859
Investment securities		1,396			1,477
Other investments		4,946			4,824
Net loans		300,281			292,875
Goodwill		4,025			4,056
Other intangible assets		216			219
Brokerage receivables		41,654			38,907
Other assets		37,093			36,673
Total assets		786,828			772,069
Liabilities and equity
Due to banks		18,492			15,220
Customer deposits		365,556			365,263
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		19,691			24,623
Obligation to return securities received as collateral		45,378			41,696
Trading liabilities		43,370			42,171
Short-term borrowings		26,628			22,419
Long-term debt		157,018			153,433
Brokerage payables		35,120			30,923
Other liabilities		29,401			30,327
Total liabilities		740,654			726,075
Total shareholders' equity		45,322			45,296
Noncontrolling interests		852			698
Total equity		46,174			45,994		45,082			43,550
Total liabilities and equity		786,828			772,069
Bank | Credit Suisse (USA), Inc - Consolidated
Assets
Cash and Cash Equivalents, at Carrying Value		2,687			2,540		2,984			3,058
Interest-bearing deposits with banks		10			22
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		38,653			35,640
Securities received as collateral		3,686			4,751
Trading assets		33,012			29,341
Investment securities		0			0
Other investments		774			826
Net loans		12,506			12,263
Goodwill		721			727
Other intangible assets		199			200
Brokerage receivables		17,556			20,772
Other assets		12,162			12,967
Total assets		121,966			120,049
Liabilities and equity
Due to banks		94			59
Customer deposits		1			0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		6,014			6,296
Obligation to return securities received as collateral		3,686			4,751
Trading liabilities		10,850			8,693
Short-term borrowings		9,365			9,679
Long-term debt		50,342			47,074
Brokerage payables		15,966			17,452
Other liabilities		9,681			9,995
Total liabilities		105,999			103,999
Total shareholders' equity		15,893			15,971
Noncontrolling interests		74			79
Total equity		15,967			16,050
Total liabilities and equity		121,966			120,049
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Assets
Cash and Cash Equivalents, at Carrying Value		89,087			96,774		SFr 108,652			SFr 106,452
Interest-bearing deposits with banks		831			1,052
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		74,813			81,455
Securities received as collateral		41,692			36,945
Trading assets		112,746			104,518
Investment securities		1,396			1,477
Other investments		4,172			3,998
Net loans		287,775			280,612
Goodwill		3,304			3,329
Other intangible assets		17			19
Brokerage receivables		24,098			18,135
Other assets		24,931			23,706
Total assets		664,862			652,020
Liabilities and equity
Due to banks		18,398			15,161
Customer deposits		365,555			365,263
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		13,677			18,327
Obligation to return securities received as collateral		41,692			36,945
Trading liabilities		32,520			33,478
Short-term borrowings		17,263			12,740
Long-term debt		106,676			106,359
Brokerage payables		19,154			13,471
Other liabilities		19,720			20,332
Total liabilities		634,655			622,076
Total shareholders' equity		29,429			29,325
Noncontrolling interests		778			619
Total equity		30,207			29,944
Total liabilities and equity		SFr 664,862			SFr 652,020

[1]	Includes restricted cash.
[2]	Includes restricted cash.